RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 05, 2016	Jul. 31, 2016	Jul. 17, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Loan received			$ 5,000
Expenses in respect of services provided				$ 136	$ 711
Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Loan from shareholders to subsidiary			$ 1,400
Amount paid for development and production	$ 180				700
Paritial amount paid for subsidiary					135
Remaining amount paid for subsidiary					$ 45
Subsidiary Acquired		$ 38